Management of Financial Risks	12 Months Ended
Dec. 31, 2023
Management of Financial Risks
Management of Financial Risks

4.Management of Financial Risks

The Company’s activities expose it to a variety of financial risks. The Company’s finance department identifies and evaluates the financial risks in co-operation with the operating units.

4.1.Market Risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s activities may expose it to changes in foreign currency exchange rates and interest rates. The Company is not exposed to any equity price risk or commodity price risk as it does not invest in these classes of investments.

4.2.Credit risk

The credit risk arises mainly from trade receivables, cash and cash equivalents and deposits with banks and financial institutions. The Company only works with international reputable commercial banks and financial institutions.

Furthermore, the Company is not exposed to any material credit risk from trade receivables or other receivables. Other receivables are mainly due by the tax incentive in Australia and Belgium and there is limited risk associated to this receivable.

4.3.Foreign Exchange Risk

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency forwards or options. The Company does not hedge currently its operational FX risk (as already partly hedged with the contingency risk) and its risk on outstanding balances denominated in another currency than its functional currency.

Additionally, earnings variability arises from the translation of monetary assets and liabilities denominated in currencies other than the functional currency of the Company’s subsidiaries at the rate of exchange at each closing date, the impact of which is reported as a foreign exchange gain or loss in the consolidated statements of comprehensive income.

	2023 rates		2022 rates		2021 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.97763	3.98960	3.78240	3.53440	3.51590	3.82077
AUD	1.62033	1.63002	1.57630	1.51430	1.56150	1.57494
USD	1.10377	1.08242	1.07270	1.05170	1.13260	1.18274

Based on the Company’s foreign currency exposures at the level of the consolidated income statement, varying the above foreign exchange rates to reflect positive and negative changes of 5.0 % of the NIS, AUD and USD would have the following impact:

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2023	5%	29	—	33	56	54	352
	(5)%	(29)	—	(36)	(59)	(60)	(389)
2022	5%	122	54	73	141	113	364
	(5)%	(79)	(60)	(80)	(58)	(125)	(403)
2021	5%	18	4	64	37	13	284
	(5)%	(18)	(5)	(71)	(39)	(14)	(314)

4.4.Interest rate risk

The Company has a significant amount of cash in EUR and USD for which the EUR cash position may be subject to negative interest rates above a certain level. The EUR cash balance at December 31, 2023 amounts to €21.6 million. The hedging strategy as described in the section foreign currency risk does also bring benefits in terms of cash management whereby the option premium received exceeds the negative return on the EUR cash balance.

Without taking into account the impact of the FX vanilla options on the interest rate risk, an increase (decrease) in the interest rate by 5.0%, would lead to an interest expense (gain) of €3 877 (€3 877).

4.5.Liquidity Risk

The Company’s main sources of cash inflows are obtained through capital increases, recoverable cash advances and grants. Cash is invested in low risk investments such as short-term bank deposits or savings accounts. The Company mainly makes use of liquid investment in current accounts (in Euro) or short-term deposit accounts.

The ability of the Company to maintain adequate cash reserves to support its activities in the medium term is highly dependent on the Company’s ability to raise additional funds. As a consequence, the Company is exposed to significant liquidity risk in the medium term.

Please refer to note 5.1 on going concern consideration.

Contractual undiscounted maturities of financial liabilities at December 31, are as follows:

	As at December 31
	2023			2022
	Lease	Financial	Trade &	Lease	Financial	Trade &
(in EUR 000)	Liability	Debt	Other Payable	Liability	Debt	Other Payable
Less than 1 year	990	378	11,240	802	400	10,152
1 - 5 years	2,729	8,488	—	2,594	6,456	—
5+ years	748	4,608	—	134	7,115	—
Total	4,467	13,474	11,240	3,530	13,971	10,152

4.6.Fair Value

The carrying amount of cash and cash equivalents, trade receivables, other receivables, financial assets and other current assets approximate their value due to their short-term character.

The carrying value of current liabilities approximates their fair value due to the short-term character of these instruments. The fair value of non-current liabilities (financial debt and other non-current liabilities), excluding the derivative financial liabilities, is evaluated based on their interest rates and maturity date. These instruments have fixed interest rates and their fair value measurements are subject to changes in interest rates. The fair value measurement is classified as level 3. Please refer to note 2.9 for information on the valuation of non-current liabilities.

The derivative financial liabilities and assets which consists of foreign currency swaps are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency swap rates and the maturity of the instrument.

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2023	2022	2023	2022
Financial Assets
Other long-term receivables (level 3)	1,166	173	1,166	173
Trade and other receivables (level 3)	5,627	3,237	5,627	3,237
Foreign currency swaps (level 2)	343	1	343	1
Other current assets (level 3)	1,318	1,284	1,318	1,284
Cash and cash equivalents (level 1)	21,610	17,888	21,610	17,888
Financial Assets (level 1)	36,138	76,968	36,138	76,968

Financial liabilities
Financial debt (level 3)	63	146	60	138
Foreign currency swaps (level 2)	90	10	90	10
Recoverable cash advances (level 3)	8,674	8,431	8,674	8,431
Trade and other payables (level 1 and 3)	11,150	10,142	11,150	10,142